Schedule of Investments (unaudited) December 31, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	212,175	$2,502,711

Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	75,333	2,573,375

Canada — 1.2%
BlackBerry Ltd.(a)	210,475	1,355,285
CGI Inc.(a)	101,877	8,537,477
Constellation Software Inc./Canada	8,374	8,144,171
Open Text Corp.	114,303	5,043,700
Shopify Inc., Class A(a)	43,989	17,514,186

		40,594,819

China — 0.2%
Xiaomi Corp., Class B(a)(c)	5,582,800	7,723,836

Finland — 0.3%
Nokia OYJ	2,385,618	8,826,210

France — 0.9%
Atos SE	40,629	3,389,440
Capgemini SE	66,614	8,142,908
Dassault Systemes SE	57,915	9,527,151
STMicroelectronics NV , New	277,651	7,470,565

		28,530,064

Germany — 2.4%
Infineon Technologies AG	529,216	12,065,048
SAP SE	458,841	61,970,670
Wirecard AG	48,648	5,870,291

		79,906,009

Japan — 4.3%
Canon Inc.	454,900	12,501,117
FUJIFILM Holdings Corp.	174,100	8,378,587
Fujitsu Ltd.	80,900	7,645,208
Hitachi Ltd.	409,700	17,439,818
Keyence Corp.	79,340	28,100,268
Kyocera Corp.	148,800	10,241,767
Murata Manufacturing Co. Ltd.	272,100	16,890,606
NEC Corp.	109,100	4,537,677
NTT Data Corp.	274,000	3,698,716
Omron Corp.	89,100	5,263,602
Ricoh Co. Ltd.	315,400	3,459,460
Rohm Co. Ltd.	39,900	3,223,575
TDK Corp.	54,800	6,247,729
Tokyo Electron Ltd.	69,900	15,388,613

		143,016,743

Netherlands — 1.9%
Adyen NV(a)(c)	10,268	8,425,378
ASML Holding NV	180,315	53,3 73,802

		61,799,180

South Korea — 3.7%
Samsung Electronics Co. Ltd.	2,175,032	104,947,715
SK Hynix Inc.(a)	228,211	18,569,463

		123,517,178

Spain — 0.5%
Amadeus IT Group SA	183,879	15,026,217

Sweden — 0.5%
Hexagon AB, Class B	117,124	6,568,719

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,108,710	$9,659,855

		16,228,574

Switzerland — 0.2%
Logitech International SA, Registered	70,706	3,346,369
Temenos AG, Registered	27,260	4,312,730

		7,659,099

Taiwan — 3.6%
Hon Hai Precision Industry Co. Ltd.	5,281,378	15,997,235
Largan Precision Co. Ltd.	45,000	7,505,754
MediaTek Inc.	617,000	9,128,315
Taiwan Semiconductor Manufacturing Co. Ltd.	8,021,600	88,572,893

		121,204,197

United Kingdom — 0.3%
Halma PLC	160,310	4,493,766
Micro Focus International PLC	154,031	2,170,712
Sage Group PLC (The)	475,602	4,719,105

		11,383,583

United States — 79.2%
Accenture PLC, Class A	269,903	56,833,475
Adobe Inc.(a)	204,982	67,605,114
Advanced Micro Devices Inc.(a)	471,724	21,633,263
Akamai Technologies Inc.(a)(b)	69,887	6,036,839
Alliance Data Systems Corp.	17,435	1,956,207
Amphenol Corp., Class A	126,003	13,637,305
Analog Devices Inc.	156,485	18,596,677
ANSYS Inc.(a)	36,085	9,288,640
Apple Inc.	1,774,067	520,954,775
Applied Materials Inc.	391,319	23,886,112
Arista Networks Inc.(a)	23,023	4,682,878
Autodesk Inc.(a)	93,144	17,088,198
Automatic Data Processing Inc.	183,240	31,242,420
Broadcom Inc.	168,091	53,120,118
Broadridge Financial Solutions Inc.	48,410	5,980,571
Cadence Design Systems Inc.(a)	118,257	8,202,306
CDW Corp./DE	61,300	8,756,092
Cisco Systems Inc.	1,796,893	86,178,988
Citrix Systems Inc.	51,470	5,708,023
Cognizant Technology Solutions Corp., Class A	233,959	14,510,137
Corning Inc.	324,923	9,458,509
DXC Technology Co.	110,818	4,165,649
F5 Networks Inc.(a)	25,585	3,572,945
Fidelity National Information Services Inc.	259,881	36,146,848
Fiserv Inc.(a)	241,941	27,975,638
FleetCor Technologies Inc.(a)(b)	36,671	10,550,980
FLIR Systems Inc.	57,340	2,985,694
Fortinet Inc.(a)	60,118	6,418,198
Gartner Inc.(a)	38,182	5,883,846
Global Payments Inc.	126,858	23,159,196
Hewlett Packard Enterprise Co.	540,254	8,568,428
HP Inc.	624,448	12,832,406
Intel Corp.	1,855,301	111,039,765
International Business Machines Corp.	375,164	50,286,983
Intuit Inc.	110,275	28,884,331
IPG Photonics Corp.(a)	15,191	2,201,480
Jack Henry & Associates Inc.	32,353	4,712,861
Juniper Networks Inc.	146,156	3,599,822
Keysight Technologies Inc.(a)	79,460	8,154,980
KLA Corp.	66,585	11,863,449
Lam Research Corp.	61,313	17,927,921

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Leidos Holdings Inc.	57,262	$5,605,377
Mastercard Inc., Class A	378,191	112,924,051
Maxim Integrated Products Inc.	114,913	7,068,299
Microchip Technology Inc.	100,840	10,559,965
Micron Technology Inc.(a)	468,168	25,178,075
Microsoft Corp.	3,234,849	510,135,687
Motorola Solutions Inc.	72,539	11,688,934
NetApp Inc.	95,163	5,923,897
NortonLifeLock Inc.	242,505	6,188,728
NVIDIA Corp.	259,332	61,020,820
Oracle Corp.	918,546	48,664,567
Paychex Inc.	135,480	11,523,929
PayPal Holdings Inc.(a)	497,513	53,815,981
Qorvo Inc.(a)	49,893	5,799,063
QUALCOMM Inc.	484,161	42,717,525
salesforce.com Inc.(a)	375,987	61,150,526
Seagate Technology PLC	96,005	5,712,297
ServiceNow Inc.(a)	79,933	22,566,685
Skyworks Solutions Inc.	72,734	8,792,086
Synopsys Inc.(a)	63,422	8,828,342
TE Connectivity Ltd.	141,006	13,514,015
Texas Instruments Inc.	395,497	50,738,310
VeriSign Inc.(a)	43,516	8,384,663
Visa Inc., Class A(b)	725,158	136,257,188
Western Digital Corp.	125,391	7,958,567
Western Union Co. (The)	179,568	4,808,831
Xerox Holdings Corp.(a)	81,029	2,987,539
Xilinx Inc.	106,308	10,393,733
Zebra Technologies Corp., Class A(a)	22,587	5,769,623

		2,632,965,370

Total Common Stocks — 99.4% (Cost: $2,479,479,339)		3,303,457,165

Security	Shares	Value

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	348,589	$13,684,933

Total Preferred Stocks — 0.4% (Cost: $11,778,758)		13,684,933

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	63,876,364	63,901,915
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	3,906,878	3,906,878

		67,808,793

Total Short-Term Investments — 2.0% (Cost: $67,806,885)		67,808,793

Total Investments in Securities — 101.8% (Cost: $2,559,064,982)		3,384,950,891

Other Assets, Less Liabilities — (1.8)%		(59,962,357)

Net Assets — 100.0%		$3,324,988,534

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,656,392	59,219,972	63,876,364	$63,901,915	$102,457	(a)	$2,272	$310
BlackRock Cash Funds: Treasury, SL Agency Shares	5,794,378	(1,887,500)	3,906,878	3,906,878	56,394		—	—

				$67,808,793	$158,851		$2,272	$310

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Technology Index	72	03/20/20	$6,651	$76,114

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Tech ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,303,457,165	$—	$—	$3,303,457,165
Preferred Stocks	13,684,933	—	—	13,684,933
Money Market Funds	67,808,793	—	—	67,808,793

	$3,384,950,891	$—	$—	$3,384,950,891

Derivative financial instruments(a)
Assets
Futures Contracts	$76,114	$—	$—	$76,114

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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